Investments - Summary of Group's Share of Joint Ventures (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Summary Of Group Share Of Joint Ventures [Line Items]
Revenue	£ 7,874	£ 7,492	£ 7,341
Net profit for the year	41	32
Total assets	13,789	13,999
Total liabilities	(11,599)	(11,640)
Net assets	2,190	2,359
Goodwill	6,824	6,899	5,965
Total	118	104	102
Joint ventures [member]
Disclosure Of Summary Of Group Share Of Joint Ventures [Line Items]
Revenue	123	101
Net profit for the year	41	32	£ 37
Total assets	112	96
Total liabilities	(58)	(49)
Net assets	54	47
Goodwill	64	57
Total	£ 118	£ 104